FINANCIAL RISK MANAGEMENT - Credit risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 1,500
Credit risk
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	37,065	Rp 39,348
Credit risk | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	25,145	29,767
Credit risk | Other current financial asset
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	2,173	1,471
Credit risk | Trade and other receivables, net
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	9,564	7,900
Credit risk | Other non-current assets
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 183	Rp 210